BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of pro forma results give effect as though the acquisition of Recurrent and the acquisition of SSM were consummated on January 1, 2014

	Years end December 31
	2014	2015
(In thousands of U.S. Dollars, expect per share data)
Pro forma sales	4,174,232	3,505,324
Pro forma net income attributable to Canadian Solar Inc.	431,539	159,231
Diluted earnings per share attributable to Canadian Solar Inc.	7.35	2.72

Recurrent
Schedule of estimated fair values of assets acquired and liabilities assumed at the date of acquisition

In Millions of U.S. Dollars
Recognized identifiable assets acquired and liabilities assumed
Cash	108.4
Restricted cash	38.2
Project assets	233.5
Solar power systems, net	46.8
Other assets	40.2
Less : Long term borrowings and notes payable	165.2
Other liabilities	51.4

Total identifiable net assets	250.5

Goodwill	10.9

SSM
Schedule of estimated fair values of assets acquired and liabilities assumed at the date of acquisition

In Millions of U.S. Dollars
Recognized identifiable assets acquired and liabilities assumed
Cash	8.1
Solar power systems	141.9
Intangible assets	72.0
Other assets	11.7
Less: Short-term borrowings	7.4
Long-term borrowings	134.6
Other liabilities	32.7

Total identifiable net assets	59.0